Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data		Preferred Stock	Deferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Stock Subscriptions Receivable	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Total		Deferred Compensation
Beginning Balance, Amount at Jun. 30, 2011			$ 90	$ 2	$ 13,448	$ (9,657)				$ 3,793
Beginning Balance, Shares (in thousands) at Jun. 30, 2011			50	22,214
Net income (loss)						(4,746)				(4,746)	[1]
Commons stock issued for cash, Shares				2,238
Commons stock issued for cash, Amount					5,750					5,750
Comprehensive income	[1]									(4,746)
Options issued for services, Amount					6					6
Warrants issued for services received					400					400
Ending Balance, Amount at Jun. 30, 2012			90	2	19,604	(14,403)				5,203
Ending Balance, Shares (in thousands) at Jun. 30, 2012			50	24,452
Net income (loss)						1,678				1,678	[1]
Foreign currency translation adjustment								455		455
Common stock issued for services received, Shares (in thousands)				146
Common stock issued for services received, Amount					50					50
Commons stock issued for cash, Shares				195
Commons stock issued for cash, Amount					502					502
Common stock issued for note receivable, Shares				1,460
Common stock issued for note receivable, Amount					500		(500)
Comprehensive income	[1]									2,133
Options issued for services, Amount				22					22	22
Warrants issued for services received				2					2	2
Common stock issued for services received from related parties, Shares				3,503
Common stock issued for services received from related parties, Amount				1	1,199					1,200
Common stock accounted for in business combination, Shares				1,160
Common stock accounted for in business combination, Amount					170					170
Return of stock on disposal of subsidiaries, Shares				(70)
Return of stock on disposal of subsidiaries, Amount					(419)					(419)
Ending Balance, Amount at Dec. 31, 2012			90	3	21,630	(12,725)	(500)	455		8,863	[1]
Ending Balance, Shares (in thousands) at Dec. 31, 2012			50	30,846
Common stock issued on exercise of warrants, Shares				1,168
Receipt of subscription receivable by offset against shareholder loan							500			500
Net income (loss)						(594)			(104)	(698)
Foreign currency translation adjustment								682		682
Common stock issued for services received, Shares (in thousands)				101
Common stock issued for services received, Amount					643
Common stock repurchased, shares				(1)
Common stock repurchased, amount					(4)					(4)
Commons stock issued for cash, Shares				807
Commons stock issued for cash, Amount					6,000					6,000
Comprehensive income										(16)
Options issued for services, Amount										0
Warrants issued for services received										0
Ending Balance, Amount at Dec. 31, 2013		0	90	3	28,269	(13,319)		1,137	396	16,486
Ending Balance, Shares (in thousands) at Dec. 31, 2013		0	50	32,921
Net income (loss)						(1,259)			(88)	(1,347)
Foreign currency translation adjustment								(739)		(739)
Common stock issued for services received, Shares (in thousands)				15
Common stock issued for services received, Amount					65					65
Common Stock issued for services to be received in the future, Shares				75
Common Stock issued for services to be received in the future, Amount					323							(323)
Preferred stock issued for cash, Shares		171
Preferred stock issued for cash net of offering costs, Amount		1			981					982
Costs of financing					(108)					(108)
Comprehensive income										(1,998)
Amortization of deferred compensation										55		55
Options issued for services, Amount					387					387
Warrants issued for services received										0
Ending Balance, Amount at Sep. 30, 2014		$ 1		$ 3	$ 30,025	$ (14,578)		$ 398	$ 308	$ 15,889		$ (268)
Ending Balance, Shares (in thousands) at Sep. 30, 2014		171		33,036

[1]	Restated